SHARE CAPITAL AND OTHER RESERVES	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND OTHER RESERVES
SHARE CAPITAL AND OTHER RESERVES

13. SHARE CAPITAL AND OTHER RESERVES

(a) Share capital

At December 31, 2023, the authorized share capital of the Company consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

On May 6, 2022, the Company issued 3,754,750 shares at $4.00 pursuant to the closing of the Company’s IPO for gross proceeds of $15,019,000. Total share issuance costs were $1,165,580. The Company also issued 262,833 underwriter warrants relating to the IPO (refer to Note 13d).

On February 2, 2021, the Company issued 5,000 common shares with a fair value in the amount of $11,702 related to obligations under a mineral lease agreement.

(b) Other reserves

The Company’s other reserves consisted of the following:

	December 31,	December 31,	December 31,
	2023	2022	2021
Other reserve - Share options	$2,296,229	$1,781,096	$1,624,053
Other reserve - Warrants	59,702	263,596	—
	$2,355,931	$2,044,692	$1,624,053

(c) Share options

The Company has adopted a stock incentive plan which provides that the Board of Directors of the Company may from time to time, in their discretion, grant to its directors, officers, employees and consultants of the Company, non-transferable equity awards to purchase common shares, provided that the number of common shares reserved for issue does not exceed 3,827,175. Equity awards include share options, stock appreciation rights, restricted stock units, dividend equivalent or other stock-based awards.

The term of each share option is set by the Board of Directors at the time of grant but cannot exceed a maximum term of ten years from the date of grant. The exercise price of each share option is set by the Board of Directors at the time of grant but cannot be less than the then market price of common shares.

The following table summarizes the changes in share options for the year ended December 31:

	2023		2022		2021
		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average
	share options	exercise price	share options	exercise price	share options	exercise price
Outstanding, January 1,	1,093,333	$1.67	716,663	$2.37	716,663	$2.36
Granted	2,370,000	0.77	460,003	0.92	—	—
Expired	—	—	(83,333)	2.36	—	—
Outstanding, December 31,	3,463,333	$1.06	1,093,333	$1.67	716,663	$2.37

13. SHARE CAPITAL AND OTHER RESERVES (Continued)

The following table summarizes information about share options outstanding and exercisable at December 31, 2023:

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.50 - $1.00	2,830,003	4.65	345,000	$0.92
$2.01 - $2.50	633,330	6.20	633,330	2.27
	3,463,333	4.93	978,330	$1.79

The total share-based compensation expense for the year ended December 31, 2023 was $515,133 (2022 - $157,043; 2021 – $nil) of which $447,071 (2022 - $130,870; 2021 - $nil) has been expensed in the consolidated statement of loss and comprehensive loss and $68,062 (2022 - $26,173; 2021 - $nil) has been capitalized to E&E assets.

The following are the weighted average assumptions used to estimate the fair value of share options granted and/or vested for the years ended December 31, 2023, 2022 and 2021 using the Black-Scholes pricing model:

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Expected life	5.00 years	5.00 years	N/A
Expected volatility	133.51%	143.18%	N/A
Risk-free interest rate	4.69%	4.09%	N/A
Expected dividend yield	Nil	Nil	N/A
Forfeiture rate	Nil	Nil	N/A

Option pricing models require the input of subjective assumptions including the expected price volatility and expected share option life. Changes in these assumptions would have a significant impact on the fair value calculation.

(d) Warrants

The following table summarizes the changes in warrants for the year ended December 31:

	2023		2022		2021
	Number of	Warrant	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve	warrants	reserve
Outstanding, January 1,	362,833	$263,596	—	$—	—	$—
Transactions during the period:
Warrants issued - IPO	—	—	262,833	238,217	—	—
Warrants issued - consultants	—	—	100,000	25,379	—	—
Value assigned to warrants vested - consultants	—	34,323	—	—	—	—
Warrants expired	(262,833)	(238,217)	—	—	—	—
Outstanding, December 31,	100,000	$59,702	362,833	$263,596	—	$—

At December 31, 2023, the weighted average exercise price for the outstanding warrants is $0.81 (2022 – $3.41; 2021 – $nil) and the weighted average remaining life is 1.84 years (2022 – 1.40 years; 2021 – N/A).

13. SHARE CAPITAL AND OTHER RESERVES (Continued)

On November 1, 2022, the Company issued 100,000 warrants to an investor relations consultant. The warrants vest over tranches at an exercise price of $0.81. The warrants expire on November 1, 2025. The total share-based compensation expense for the year ended December 31, 2023 was $34,323 (2022 – $26,480; 2021 – $nil) which was expensed in the consolidated statement of loss and comprehensive loss.

On May 6, 2022, the Company issued 262,833 warrants to the underwriters in connection with the IPO. The warrants were exercisable at a price of $4.40 or on a cashless basis for shares at the option of the holder. At issuance, the underwriter warrants were valued at $238,217 using the Black-Scholes pricing model and were recorded as a share issuance cost. The underwriter warrants expired unexercised on November 6, 2023.

The following are the weighted average assumptions used to estimate the fair value of warrants issued for the years ended December 31, 2023, 2022 and 2021 using the Black-Scholes pricing model:

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Expected life	N/A	1.91 years	N/A
Expected volatility	N/A	109.94%	N/A
Risk-free interest rate	N/A	1.42%	N/A
Expected dividend yield	N/A	Nil	N/A
Forfeiture rate	N/A	Nil	N/A

Warrant pricing models require the input of subjective assumptions including the expected price volatility and expected share option life. Changes in these assumptions would have a significant impact on the fair value calculation.